Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2025	$ 73
2026	75
2027	77
2028	80
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2024	415
2025	428
2026	435
2027	440
2028	446
2029 through to 2033	2,316
Total estimated future benefit payments through to 2033	4,480
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2024	72
2025	71
2026	73
2027	74
2028	74
2029 through to 2033	382
Total estimated future benefit payments through to 2033	$ 746